RECLAMATION AND REMEDIATION PROVISION	12 Months Ended
Dec. 31, 2018
RECLAMATION AND REMEDIATION PROVISION
13.	RECLAMATION AND REMEDIATION PROVISION

The Company’s reclamation and remediation provision relates to site restoration, clean-up, ongoing treatment, and monitoring at the GMC and Topia mines in Mexico, and the Coricancha project in Peru.

	December 31, 2018			December 31, 2017
	Total	Current	Non-current	Total	Current	Non-current
GMC	$1,986	$–	$1,986	$2,258	$–	$2,258
Topia	1,514	–	1,514	1,486	–	1,486
Coricancha	23,920	4,473	19,447	23,667	4,446	19,221
	$27,420	$4,473	$22,947	$27,411	$4,446	$22,965

	2018	2017
Balance, January 1	$27,411	$3,466
Coricancha acquisition (note 9(a))	–	23,767
Change in estimates	(888)	(16)
Accretion	897	791
Reclamation work performed	–	(597)
Reclamation and remediation provision, December 31	$27,420	$27,411

In 2018, a decrease to the total change in estimate of $214 (2017 – increase of $24) associated with the GMC was expensed to exploration, evaluation and development expenses.

The reclamation and remediation provision for the GMC and Topia operations is based on the following assumptions:

	2018	2017
Total estimated cash flows	$3,684	$3,938
Expected settlement of obligations (years)	2021 – 2044	2023 – 2047
Weighted average risk-free rate (discount rate)
GMC	2.7%	2.3%
Topia	2.8%	2.5%

A 1% change in the discount rate while holding the other assumptions constant would decrease or increase the provision by $370.

The reclamation and remediation provision for Coricancha is based on the following assumptions:

	2018	2017
Total estimated cash flows	$33,941	$34,061
Expected settlement of obligations (years)	2019 – 2047	2018 – 2047
Weighted average risk-free rate (discount rate)	5.4%	4.8%

A 1% change in the discount rate would decrease or increase the provision by $1,159 while holding the other assumptions constant.